U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

 1.  Name and address of issuer:

     BJB Investment Funds
     330 Madison Avenue
     New York, New York  10017

 2.  Name of each series or class of funds for which this notice is filed:

     BJB Global Income Fund
     BJB International Equity Fund

 3.  Investment Company Act File Number: 811-6652

     Securities Act File Number:  33-47507

 4.  Last day of fiscal year for which this notice is filed:  October 31, 1995

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     BJB Global Income Fund:     Number of shares:  1,887,344
     Amount:  $17,211,262

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 9.  Number and aggregate sale price of securities sold during the fiscal year:

                                            Class A
     BJB Global                Number of shares  Aggregate sale price
     Income Fund-Shares sold:       58,447            $652,663
                  Reinvested:       49,173            $566,530

                                            Class B
     BJB Global                Number of shares  Aggregate sale price
     Income Fund-Shares sold:        None               None
                  Reinvested:           78            $ 901

                                            Class A
     BJB International         Number of shares  Aggregate sale price
     Equity Fund-Shares sold:      267,288         $2,763,238
                  Reinvested:        None               None

                                            Class B
     BJB International         Number of shares  Aggregate sale price
     Equity Fund-Shares sold:        None               None
                  Reinvested:        None               None

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                        Class A
     BJB Global                Number of shares  Aggregate sale price
     Income Fund-Shares sold:       58,447            $652,663
                  Reinvested:       49,173            $566,530

                                            Class B
     BJB Global                Number of shares  Aggregate sale price
     Income Fund-Shares sold:        None               None
                  Reinvested:           78            $ 901

                                            Class A
     BJB International         Number of shares  Aggregate sale price
     Equity Fund-Shares sold:      267,288         $2,763,238
                  Reinvested:        None               None

                                            Class B
     BJB International         Number of shares  Aggregate sale price
     Equity Fund-Shares sold:        None               None
                  Reinvested:        None               None

 11. Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                        $   3,983,332

     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):          +

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -($3,983,332)

     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                    +         0

     (v)    Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line
            (iv)] (if applicable):                                   0

     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                             x          1/2900

     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                           0

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).                                         [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

     /s/Bernard Spilko

     Bernard Spilko, Chief Financial Officer

     Date December 22, 1995

 *Please print the name and title of the signing officer below the signature.